Other assets	12 Months Ended
Dec. 31, 2021
Other assets

15. Other assets

	2021	2020

Deferred expenses (i)	76,183	24,953
Taxes recoverable	71,865	31,702
Advances to suppliers and employees	23,958	10,192
Prepaid expenses	15,958	8,301
Judicial deposits (note 21)	17,480	16,440
Other assets	77,820	31,907
Total	283,264	123,495

(i)	Refers to credit card issuance costs, including printing, packing, and shipping costs, among others. The expenses are amortized based on the card’s useful life, adjusted for any cancellations.